Lease liabilities - Undiscounted maturity analysis of lease liabilities (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 351	R 325	R 391
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	121	126	131
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	161	191	245
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 69	R 8	R 15